Goodwill and Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortizable intangible assets:
Amortizable intangible assets	$ 23,993	$ 23,993
Less: Accumulated amortization
Less: Accumulated amortization	(9,847)	(9,306)	$ (7,114)
Amortizable intangible assets, net	14,146	14,687	16,879
Non-amortized intangible assets
Acquired IPR&D product rights	108,500	108,500	108,500
Intangible assets, net	$ 122,646	$ 123,187	$ 125,379
Estimated Useful Lives	indefinite	indefinite	indefinite
Developed Technology
Amortizable intangible assets:
Amortizable intangible assets	$ 16,810	$ 16,810	$ 16,810
Less: Accumulated amortization
Less: Accumulated amortization	$ (5,666)	$ (5,376)	$ (4,203)
Developed Technology | Minimum
Non-amortized intangible assets
Estimated Useful Lives	11 years	11 years	11 years
Developed Technology | Maximum
Non-amortized intangible assets
Estimated Useful Lives	16 years	16 years	16 years
Customer Relationships
Amortizable intangible assets:
Amortizable intangible assets	$ 2,413	$ 2,413	$ 2,413
Less: Accumulated amortization
Less: Accumulated amortization	$ (1,236)	$ (1,170)	$ (906)
Non-amortized intangible assets
Estimated Useful Lives	10 years	10 years	10 years
Trade Names & Trademarks
Amortizable intangible assets:
Amortizable intangible assets	$ 570	$ 570	$ 570
Less: Accumulated amortization
Less: Accumulated amortization	$ (233)	$ (220)	$ (165)
Trade Names & Trademarks | Minimum
Non-amortized intangible assets
Estimated Useful Lives	10 years	10 years	10 years
Trade Names & Trademarks | Maximum
Non-amortized intangible assets
Estimated Useful Lives	13 years	13 years	13 years
Reacquired Rights
Amortizable intangible assets:
Amortizable intangible assets	$ 4,200	$ 4,200	$ 4,200
Less: Accumulated amortization
Less: Accumulated amortization	$ (2,712)	$ (2,540)	$ (1,840)
Non-amortized intangible assets
Estimated Useful Lives	6 years	6 years	6 years